Shareholders' Deficit - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 Vote $ / shares shares	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2017 $ / shares shares
Class of Stock [Line Items]
Common stock authorized	340,000,000	131,000,000	131,000,000
Common stock par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights description	Holders of our common stock are entitled to one vote for each share of common stock held.	Holders of our common stock are entitled to one vote for each share of common stock held.
Number of vote for each share | Vote	0	0
Warrants issued to purchase stock	56,875
Common Stock
Class of Stock [Line Items]
Warrants issued to purchase stock	20,000	20,000
Warrant exercisable term	10 years	10 years
Weighted-average exercise price of warrants | $ / shares	$ 0.37	$ 0.37
Exercise price of warrants | $ / shares	$ 0.45	$ 0.45
Common Stock | Maximum
Class of Stock [Line Items]
Warrants issued to purchase stock	55,032	55,032